Shareholder Report, Line Graph (Details) - USD ($)		6 Months Ended	12 Months Ended
	Aug. 27, 2019	Dec. 31, 2014	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
C000004198
Account Value [Line Items]
Line Graph and Table Measure Name		Hussman Strategic Market Cycle Fund
Account Value		$ 10,000	$ 6,882	$ 7,400	$ 8,373	$ 7,136	$ 7,153	$ 6,246	$ 7,698	$ 7,076	$ 8,108	$ 9,160
C000212809
Account Value [Line Items]
Line Graph and Table Measure Name			Hussman Strategic Allocation Fund
Account Value	$ 10,000		$ 12,666	12,449	12,368	11,845	11,047	9,933
C000004199
Account Value [Line Items]
Line Graph and Table Measure Name		Hussman Strategic Total Return Fund
Account Value		$ 10,000	14,558	13,726	12,945	13,805	13,640	12,238	10,984	10,824	10,694	9,899
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		$ 10,000	34,254	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000		22,336	17,866	14,147	17,276	13,423	11,337
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value		$ 10,000	11,432	11,291	10,699	12,299	12,492	11,620	$ 10,688	$ 10,687	$ 10,321	$ 10,055
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,000		9,806	9,685	9,177	10,550	10,715	9,967
Bloomberg US EQ:FI 60:40 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US EQ:FI 60:40 Index
Account Value	$ 10,000		$ 16,364	$ 14,208	$ 12,000	$ 14,432	$ 12,536	$ 10,751